DEBT (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 19, 2022	Apr. 14, 2022	Sep. 30, 2021	Oct. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Aug. 09, 2021
Debt Instrument [Line Items]
Payments of fees and interest						$ 345
Long- term debt					$ 20,000	20,000
Other Debt [Member]
Debt Instrument [Line Items]
Long-term debt, excluding current maturities					$ 27	$ 27
Senior Secured Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Payment in kind interest rate					5.50%	5.50%
Borrowing capacity under credit agreement	$ 30,000	$ 10,000			$ 30,000	$ 30,000
Debt term	120 months	24 months
Debt issuance costs incurred		$ 352
Amortization of debt issuance costs					7	7
Unamortized debt issuance costs					345	345
Interest expense					$ 97	$ 97
Covenant term						3 years
Percentage of consolidated funded debt to capital ratio					45.00%	45.00%
Maximum consolidated funded debt to EBITDA ratio					1.00	1.00
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maximum consolidated funded debt to EBITDA ratio					3.25	3.25
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Borrowing capacity under convertible bridge financing facility	$ 20,000	$ 20,000
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Secured Debt [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Variable rate	0.75%	0.75%
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity under credit agreement	$ 10,000
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Variable rate	0.625%	0.625%
DNB Bank ASA [Member] | Debt Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity under convertible bridge financing facility								$ 35,000
Amount borrowed under debt facility agreement			$ 34,000
Principal payments				$ 34,000
Payments of fees and interest				$ 1,800
Payment in kind interest rate								0.90%